Note 13 - Share based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Allocated Share-based Compensation Expense	$ 1,122	$ 3,470
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	8	3,183
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,114	$ 287